Merchandise Inventories, Net (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Merchandise Inventories [Member]
Merchandise Inventories, Net [Line Items]
Inventories write-down	$ 132,904	$ 69,700